GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 5,810	$ 8,841	$ 5,589
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	3 years 3 months 18 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	9 years 9 months 18 days